Debt Obligations Net - Additional information (Details) (Detail) - USD ($)		3 Months Ended		12 Months Ended
	Oct. 25, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 15, 2021	Oct. 30, 2020	Sep. 14, 2020	Feb. 20, 2020	Nov. 29, 2019	Feb. 22, 2019	Dec. 13, 2018	Feb. 22, 2017
Debt Disclosure [Line Items]
Deferred financing cost amortization expense		$ 218,000	$ 168,000	$ 787,000	$ 225,000	$ 397,000
Principal amount		377,000,000		377,000,000	316,000,000
Term Loan [Member]
Debt Disclosure [Line Items]
Principal amount	$ 250,000,000	$ 250,000,000		$ 250,000,000	250,000,000
Term Loan [Member] | LIBOR [Member]
Debt Disclosure [Line Items]
Debt instrument, basis spread on variable rate	6.00%
Term Loan [Member] | LIBOR Floor [Member]
Debt Disclosure [Line Items]
Debt instrument, basis spread on variable rate	1.50%
Revolving Credit Facility #1 [Member]
Debt Disclosure [Line Items]
Line of credit facility, maximum borrowing capacity								$ 105,000,000		$ 80,000,000			$ 50,000,000	$ 10,000,000
Line of credit facility, interest rate description		Borrowings under the credit facility bear interest at a rate per annum equal to (i) in the case of LIBOR - based advance, the greater of LIBOR + 3.05 % and 4.25%, or (ii) in the case of prime rate - based advance, the greater of prime rate, as published by the lending bank, + 0.25 % and 4.25%.		Borrowings under the credit facility bear interest at a rate per annum equal to (i) in the case of LIBOR - based advance, the greater of LIBOR + 3.05 % and 4.25%, or (ii) in the case of prime rate - based advance, the greater of prime rate, as published by the lending bank, + 0.25 % and 4.25%.
Percentage of fees paid		The Company also pays fees of 0.5% and 2.0% per annum on the unused portion of the credit facility and outstanding letters of credit, respectively.		The Company also pays fees of 0.5% and 2.0% per annum on the unused portion of the credit facility and outstanding letters of credit, respectively.
Line of credit facility, amendment description		On March 12, 2018, the credit facility was amended to, among other things (i) increase facility size to $36.5 million, (ii) extend the maturity date to February 28, 2022, (iii) reduce the LIBOR - based rate from LIBOR + 3.25% to LIBOR + 3.05% and prime rate - based rate from prime rate + 0.50% to prime rate + 0.25%, and (iv) added a letter of credit sublimit of $5 million.		On March 12, 2018, the credit facility was amended to, among other things (i) increase facility size to $36.5 million, (ii) extend the maturity date to February 28, 2022, (iii) reduce the London Interbank Offered Rate ("LIBOR") - based rate from LIBOR + 3.25% to LIBOR + 3.05% and prime rate - based rate from prime rate + 0.50% to prime rate + 0.25%, and (iv) added a letter of credit sublimit of $5 million.
Line of credit facility, termination date		Apr. 30, 2021
Principal amount		$ 105,000,000		$ 105,000,000	50,000,000
Revolving Credit Facility #2 [Member]
Debt Disclosure [Line Items]
Line of credit facility, maximum borrowing capacity									$ 22,000,000		$ 16,000,000	$ 10,000,000
Line of credit facility, interest rate description		Borrowings under the credit facility bear interest at a rate per annum equal to (i) in the case of LIBOR - based advances, the greater of LIBOR + 3.05% and 4.25%, or (ii) in the case of the prime rate - based advances, the greater of the prime rate, as published by the lending bank, + 0.25% and 4.25%.		Borrowings under the credit facility bear interest at a rate per annum equal to (i) in the case of LIBOR - based advances, the greater of LIBOR + 3.05% and 4.25%, or (ii) in the case of the prime rate - based advances, the greater of the prime rate, as published by the lending bank, + 0.25% and 4.25%.
Percentage of fees paid		The Company also pays a fee of 0.5% per annum on the unused portion of the credit facility.		The Company also pays a fee of 0.5% per annum on the unused portion of the credit facility.
Line of credit facility, termination date		Apr. 30, 2021
Principal amount		$ 22,000,000		$ 22,000,000	$ 16,000,000
Corporate Revolving Credit Facility [Member]
Debt Disclosure [Line Items]
Fair value of credit facility							$ 150,000,000
Line of credit facility, maximum borrowing capacity							$ 200,000,000
Line of credit facility, interest rate description		Borrowings under the credit facility bear interest at a rate per annum equal to (i) in the case of London Interbank Offered Rate ("LIBOR") - based advances, LIBOR + 2.50%, or (ii) in the case of Alternate Base Rate ("ABR") - based advances, ABR + 1.50% subject to an ABR floor of 1.00%. The ABR is determined as the greatest of (a) Prime Rate, (b) NY Fed Bank Rate + 0.50%, and (c) LIBOR + 1.00%.
Percentage of fees paid		The Company also pays a fee on the unused portion of the credit facility in the amount of (i) 0.25% per annum to the extent utilization is greater than 50%, and (ii) 0.375% per annum to the extent utilization is less than 50%.